UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448
______________________________________________

UBS Master Series, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments – November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—28.08%

Federal Home Loan Bank
0.419%, due 12/13/09[1]	500,000	500,000
0.310%, due 01/06/10[2]	500,000	499,845
0.600%, due 06/21/10	1,000,000	999,569
0.540%, due 06/22/10	500,000	500,461
0.260%, due 07/14/10[2]	300,000	299,513
Federal Home Loan Mortgage Corp.*
0.270%, due 12/01/09[2]	1,000,000	1,000,000
0.580%, due 12/01/09[1]	500,000	500,000
0.550%, due 01/06/10[2]	500,000	499,725
0.435%, due 05/17/10[2]	250,000	249,496
0.240%, due 06/01/10[2]	500,000	499,393
0.250%, due 07/12/10[2]	100,000	99,845
Federal National Mortgage Association*
0.240%, due 02/10/10[2]	300,000	299,858
0.265%, due 02/24/10[2]	500,000	499,687
0.170%, due 04/14/10[2]	500,000	499,684
0.260%, due 07/12/10[2]	250,000	249,597
US Cash Management Bills
0.443%, due 04/01/10[2]	500,000	499,256
0.350%, due 07/15/10[2]	250,000	249,451
US Treasury Bills
0.250%, due 02/25/10[2]	500,000	499,701
0.495%, due 07/29/10[2]	325,000	323,927
0.498%, due 07/29/10[2]	175,000	174,420

Total US government and agency obligations (cost—$8,943,428)		8,943,428

Certificates of deposit—1.57%

Banking-non-US—1.57%
Natixis
0.270%, due 01/11/10 (cost—$500,000)	500,000	500,000

Commercial paper[2]—35.85%

Asset backed-miscellaneous—12.15%
Atlantic Asset Securitization LLC
0.240%, due 12/04/09	750,000	749,985
Chariot Funding LLC
0.160%, due 12/07/09	500,000	499,987
Enterprise Funding Co. LLC
0.200%, due 01/20/10	620,000	619,828
Fairway Finance Co. LLC
0.230%, due 01/11/10	500,000	499,869
Kitty Hawk Funding Corp.
0.190%, due 01/15/10	500,000	499,881
Market Street Funding LLC
0.230%, due 01/11/10	500,000	499,869
Sheffield Receivables Corp.
0.220%, due 01/06/10	500,000	499,890

		3,869,309

Asset backed-securities—3.14%
Clipper Receivables Co. LLC
0.250%, due 01/05/10	500,000	499,879

UBS Money Market Fund
Schedule of investments – November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Asset backed-securities—(concluded)
Grampian Funding LLC
0.310%, due 02/03/10	500,000	499,724

		999,603

Automotive OEM—3.30%
American Honda Finance Corp.
0.250%, due 12/02/09	750,000	749,995
PACCAR Financial Corp.
0.240%, due 12/21/09	300,000	299,960

		1,049,955

Banking-non-US—2.82%
Svenska Handelsbanken
0.225%, due 01/27/10	500,000	499,822
Westpac Banking Corp.
0.190%, due 01/15/10	400,000	399,905

		899,727

Banking-US—12.87%
CBA (Delaware) Finance, Inc.
0.230%, due 02/02/10	500,000	499,799
Dexia Delaware LLC
0.250%, due 12/14/09	500,000	499,955
ING (US) Funding LLC
0.200%, due 02/18/10	500,000	499,780
JP Morgan Chase Funding, Inc.
0.230%, due 01/22/10	500,000	499,834
National Australia Funding (DE), Inc.
0.180%, due 02/17/10	500,000	499,805
Nordea N.A., Inc.
0.200%, due 01/19/10	500,000	499,864
0.210%, due 01/19/10	500,000	499,857
San Paolo IMI US Financial Co.
0.150%, due 01/04/10	600,000	599,915

		4,098,809

Energy-integrated—1.57%
ENI Finance USA, Inc.
0.160%, due 01/06/10	500,000	499,920

Total commercial paper (cost—$11,417,323)		11,417,323

Repurchase agreements—34.75%

Repurchase agreement dated 11/30/09 with Barclays Bank PLC, 0.160% due 12/01/09, collateralized by $4,940,000 Federal Home Loan Mortgage Corp. obligations, 4.340% due 12/18/17; (value—$5,100,105); proceeds: $5,000,022	5,000,000	5,000,000

UBS Money Market Fund
Schedule of investments – November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 11/30/09 with Deutsche Bank Securities, Inc., 0.160% due 12/01/09, collateralized by $13,804,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.400% due 05/13/13 to 08/15/27; (value—$6,120,579); proceeds: $6,000,027	6,000,000	6,000,000
Repurchase agreement dated 11/30/09 with State Street Bank & Trust Co., 0.010% due 12/01/09, collateralized by $67,342 US Treasury Bills, zero coupon due 04/01/10; (value—$67,322); proceeds: $66,000	66,000	66,000

Total repurchase agreements (cost—$11,066,000)		11,066,000

Total investments (cost—$31,926,751 which approximates cost for federal income tax purposes)[3]—100.25%		31,926,751

Liabilities in excess of other assets—(0.25)%		(81,005)

Net assets (applicable to 25,234,236; 367,710 and 6,238,895 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		31,845,746

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of November 30, 2009 and reset periodically.

2	Interest rates shown are the discount rates at date of purchase.

3	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Fund is performed in an effort to ensure that amortized cost approximates market value.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Fund’s investments:

	Unadjusted quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	Inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	8,943,428	—	8,943,428

Certificates of deposit	—	500,000	—	500,000

Commercial paper	—	11,417,323	—	11,417,323

Repurchase agreements	—	11,066,000	—	11,066,000

Total	—	31,926,751	—	31,926,751

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

OEM	Original Equipment Manufacturer

UBS Money Market Fund
Schedule of investments – November 30, 2009 (unaudited)

Affiliated issuer activity
The table below details the Fund’s transaction activity in an affiliated issuer during the nine months ended November 30, 2009.
The advisor earns a management fee from UBS Private Money Market Fund LLC.

		Purchases	Sales		Net income
		during the	during the		earned from
		nine months	nine months		affiliate for the
	Value at	ended	ended	Value at	nine months ended
Security description	02/28/09 ($)	11/30/09 ($)	11/30/09 ($)	11/30/09 ($)	11/30/09 ($)

UBS Private Money Market Fund LLC	0	233,580	233,580	0	$38

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	93.9

France	1.6

Italy	1.6

Sweden	1.6

Australia	1.3

Total	100.0

Weighted average maturity — 48 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated August 31, 2009.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2010